Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	€ 143,428	€ 149,731
Non-current assets	175,596	188,616
Current liabilities	(158,346)	(154,663)
Non-current liabilities	(102,470)	(110,396)
Group’s share in net assets – 49%	54,006	68,945	€ 87,858
Profit/(loss) for the year	(15,382)	(16,162)	1,288
Deferred tax liabilities	(998)	(996)
Equity-method investees	40,875	39,831	37,696
Revenue	318,797	328,618	468,487
Cost of sales	(203,095)	(215,763)	(304,154)
Other expenses	(260)	(457)	(1,678)
Selling expenses	(90,229)	(91,373)	(124,924)
Administrative expenses	(35,994)	(37,607)	(35,474)
Impairment on trade receivables	(289)	(33)	(331)
Net finance income	(8,818)	(8,470)	(5,245)
Profit/(loss) before tax	(14,698)	(15,072)	3,561
Income tax expense	(684)	(1,090)	(2,273)
Profit/(loss) for the year	(15,382)	(16,162)	1,288
Other comprehensive income/(loss)	(310)	(3,445)	2,049
Total comprehensive income/(loss) for the year	(15,692)	(19,607)	3,337
Owners of the Company	(15,150)	(16,069)	(540)
Deferred tax liabilities	187	633	146
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Current assets	52,951	54,190
Non-current assets	16,954	16,681
Current liabilities	(25,753)	(28,413)
Non-current liabilities	(2,885)	(3,222)
Net assets	41,267	39,236
Group’s share in net assets – 49%	20,221	19,226
Intangible assets	1,272	1,796
Net book value after impairment test	26,140	26,140
Profit/(loss) for the year	596	1,533	6,164
Deferred tax liabilities	(321)	(448)
Equity-method investees	40,319	38,645	37,029
Revenue	57,222	69,939	98,483
Cost of sales	(33,492)	(39,823)	(60,481)
Other expenses	(7)	(747)	(91)
Selling expenses	(19,036)	(24,297)	(24,473)
Administrative expenses	(2,775)	(3,332)	(5,665)
Impairment on trade receivables	(520)
Net finance income	78	315	1,037
Profit/(loss) before tax	1,470	2,055	8,810
Income tax expense	(874)	(522)	(2,646)
Profit/(loss) for the year	596	1,533	6,164
Other comprehensive income/(loss)	1,400	(2,565)	(1,600)
Total comprehensive income/(loss) for the year	1,996	(1,032)	4,564
Owners of the Company	292	751	3,020
Amortisation of intangibles assets	519	519	519
Amortisation	(519)	(519)	(519)
Deferred tax liabilities	130	130	130
Group’s share of profit/(loss), net of equity method adj.	988	2,873	436
Group’s share of other comprehensive income	686	(1,257)	(784)
Group’s share of total comprehensive income/(loss) for the period	1,674	1,616	(348)
Dividends received by the Group			3,697
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	717	2,144	(2,562)
Profit/(loss) for the year	717	2,144	(2,562)
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Brand names [member]
Disclosure of subsidiaries [line items]
Amortisation of intangibles assets	368	367	367
Amortisation	(368)	(367)	€ (367)
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Reportable legal entities [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(1,999)	(2,712)
Profit/(loss) for the year	(1,999)	(2,712)
Natuzzi Trading (Shanghai) Co., Ltd [Member] | Reportable legal entities [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(4,994)	(5,357)
Profit/(loss) for the year	€ (4,994)	€ (5,357)